Stock Option Plans	12 Months Ended
Mar. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans

(J) Stock Option Plans

On August 7, 2013 our stockholders approved the Eagle Materials Inc. Amended and Restated Incentive Plan (the “Plan”), which increased the shares we are authorized to issue as awards by 3,000,000 (1,500,000 of which may be stock awards). Under the terms of the Plan, we can issue equity awards, including stock options, restricted stock units (“RSUs”), restricted stock and stock appreciation rights to employees of the Company and members of the Board of Directors. Awards that were already outstanding prior to the approval of the Plan on August 7, 2013 remain outstanding. The Compensation Committee of our Board of Directors specifies the terms for grants of equity awards under the Plan.

Long-Term Compensation Plans –

Options. In June 2015, the Compensation Committee of the Board of Directors approved an equity award of an aggregate of 268,571 stock options pursuant to the Plan to certain officers and key employees that vest ratably over a three year period (the “Fiscal 2015 Employee Stock Option Grant”).  The stock options have a term of ten years from the date of grant. In August 2015, we granted 17,051 stock options to members of the Board of Directors (the “Fiscal 2016 Board of Directors Grant”). Stock options granted under the Fiscal 2016 Board of Directors Grant vest immediately and can be exercised from the date of grant until their expiration on the tenth anniversary of the date of grant. The Fiscal 2016 Employee Stock Option Grant and Fiscal 2016 Board of Directors Grant were valued at the grant date using the Black-Scholes option pricing model.

All stock options issued during fiscal 2016 and 2015 were valued at the grant date using the Black-Scholes option pricing model. The weighted-average assumptions used in the Black-Scholes model to value the option awards in fiscal 2016 and 2015 are as follows:

	2016	2015
Dividend Yield	2.0%	2.0%
Expected Volatility	36.5%	44.8%
Risk Free Interest Rate	1.85%	1.86%
Expected Life	6.0 years	6.0 years

Stock option expense for all outstanding stock option awards was approximately $7.5 million, $6.2 million and $5.3 million, for the years ended March 31, 2016, 2015 and 2014, respectively. At March 31, 2016, there was approximately $8.1 million of unrecognized compensation cost related to outstanding stock options which is expected to be recognized over a weighted-average period of 2.3 years.

The following table represents stock option activity for the years presented:

	For the Years Ended March 31,
	2016		2015		2014
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding Options at Beginning of Year	1,665,565	$46.37	2,788,999	$41.83	3,022,592	$37.83
Granted	318,572	$79.83	297,151	$86.41	256,989	$68.00
Exercised	(137,874)	$27.58	(151,085)	$32.38	(485,582)	$29.72
Cancelled	(28,500)	$86.35	(1,269,500)	$47.43	(5,000)	$53.22
Outstanding Options at End of Year	1,817,763	$53.03	1,665,565	$46.37	2,788,999	$41.83
Options Exercisable at End of Year	1,285,412		1,035,166		818,215
Weighted Average Fair Value of Options Granted during the Year		$24.27		$32.31		$26.35

The following table summarizes information about stock options outstanding at March 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$23.17 - $30.74	476,671	4.04	$26.59	474,671	$26.58
$33.08 - $37.95	465,933	5.98	$33.91	445,933	$33.87
$53.22 - $74.10	307,936	7.06	$66.10	194,825	$66.64
$79.73 - $93.56	567,223	8.75	$83.87	169,983	$86.67
	1,817,763	6.52	$53.03	1,285,412	$43.12

At March 31, 2016, the aggregate intrinsic value for outstanding and exercisable options was approximately $31.0 million and $34.7 million, respectively. The total intrinsic value of options exercised during the fiscal year ended March 31, 2016 was approximately $6.7 million.

Restricted Stock. In June 2015, the Compensation Committee approved the granting of an aggregate of 93,782 shares of restricted stock to certain officers and key employees that will be earned if certain performance conditions are satisfied (the “Fiscal 2016 Employee Restricted Stock Award”). The performance criterion for the Fiscal 2016 Employee Restricted Stock Award is based upon the achievement of certain levels of return on equity, ranging from 12.5% to 17.5%, for the fiscal year ended March 31, 2016.  All restricted shares will be earned if the return on equity is 17.5% or greater, and the percentage of shares earned will be reduced proportionately to approximately 75% if the return on equity is 12.5%.  If the Company does not achieve a return on equity of at least 12.5%, all awards will be forfeited.  If the criteria are met, the award may be reduced by the Compensation Committee based on individual performance goals. During fiscal 2016, the return on equity was approximately 82%; therefore, 79,326 shares under this reward were earned, with the remaining shares forfeited. Restriction on the shares will lapse ratably over five years. The first fifth lapsed on May 8, 2016, and the remaining restrictions lapsing on March 31, 2017 through 2020. The value of the Fiscal 2016 Employee Restricted Stock Award, net of estimated forfeitures, is being expensed over a five year period. In August 2015, we granted 15,139 shares of restricted stock to members of the Board of Directors (the “Board of Directors Fiscal 2016 Restricted Stock Award”). Awards issued under the Board of Directors Fiscal 2016 Restricted Stock Award do not fully vest until the retirement of each director, in accordance with the Company’s director retirement policy.

Expense related to restricted shares was $9.8 million, $6.7 million and $4.8 million in fiscal years ended March 31, 2016, 2015 and 2014, respectively. At March 31, 2016, there were approximately 400,000 shares with remaining restrictions for which $14.0 million of unearned compensation, net of estimated forfeitures, will be recognized over a weighted-average period of 1.8 years.

The number of shares available for future grants of stock options, restricted stock units, stock appreciation rights and restricted stock under the Plan was 4,565,892 at March 31, 2016. Of the available shares, up to 1,439,758 can be used for future restricted stock and restricted stock unit grants.